Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	LAZARD FUNDS INC
Central Index Key	0000874964
Amendment Flag	false
Document Creation Date	Aug. 27, 2014
Document Effective Date	Aug. 29, 2014
Prospectus Date	Aug. 29, 2014